Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net unrealized gains (losses) on investments	¥ 0
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	40	¥ 1,511	¥ 1,393
Reclassification adjustment included in net income, tax	(1,923)	652	(135)
Foreign currency translation adjustments
Net unrealized gains (losses), tax	14,709	(6,212)	(729)
Reclassification adjustment included in net income, tax	(751)	(4,064)	0
Defined benefit pension plans
Net unrealized gains (losses), tax	(2,247)	(223)	2,821
Reclassification adjustment included in net income, tax	(368)	(225)	43
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	5,702	5,078	(4,693)
Reclassification adjustment included in net income, tax	510	1,938	680
Debt valuation adjustments
Net unrealized gains (losses), tax	321	(357)	(101)
Reclassification adjustment included in net income, tax	¥ 28	¥ 17	¥ 11